Note 7 Impaired loans and advances at amortized cost covered by collateral (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 217,690	€ 201,433	€ 189,602
Maximum exposure to credit risk [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	14,346	14,213	14,446
Of which secured by collateral [Member] | Residential property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	2,496	2,889	3,167
Of which secured by collateral [Member] | Commercial property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	495	573	771
Of which secured by collateral [Member] | Cash as collateral [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	7	8	5
Of which secured by collateral [Member] | Other [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	83	91	91
Of which secured by collateral [Member] | Financial [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 907	€ 1,153	€ 1,226